CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 33,019,289	$ 35,190,663
Restricted cash	44,775	0
Digital assets	19,958	0
Accounts receivable, net	27,795,715	32,607,591
Financing receivables, net	0	43,105,527
Refund receivable - current	10,009,867	0
Inventory, net	152,353	191,248
Due from a related party	0	118,025
Advances to suppliers, net	90,000	3,695,682
Prepaid taxes	489,302	468,457
Prepaid expenses and other receivables, net	2,369,422	1,538,014
Current assets of discontinued operations	0	887,186
Total current assets	73,990,681	117,802,393
Non-current assets
Property, plant and equipment, net	102,792	123,270
Deferred tax assets	4,642,493	0
Intangible assets, net	170,785	184,547
Right of use assets	882,187	1,060,426
Long-term investment	0	22,786,158
Refund receivable - non-current	44,185,538	0
Non-current assets of discontinued operations	0	995,012
Total non-current assets	49,983,795	25,149,413
Total assets	123,974,476	142,951,806
Current liabilities
Accounts payable	477,794	358
Contract liabilities	822,108	1,180,684
Due to related parties	3,791,711	11,576
Taxes payable	1,569,932	1,561,641
Lease liabilities - current	135,724	139,222
Loans payable to third parties	3,769,821	3,250,734
Convertible note	0	198,000
Accrued liabilities and other payables	659,890	393,490
Current liabilities of discontinued operations	0	5,020,263
Total current liabilities	11,226,980	11,755,968
Non-current liabilities
Warrant liabilities - non-current	1,653,000	2,000,000
Lease liabilities - non-current	745,120	919,781
Total non-current liabilities	2,398,120	2,919,781
Total liabilities	13,625,100	14,675,749
Equity
Additional paid-in capital	103,467,206	94,768,246
Statutory reserves	102,747	102,747
Retained earnings	17,394,564	48,818,807
Accumulated other comprehensive loss	(10,615,141)	(12,382,068)
Equity attributable to Tantech Holdings Ltd	110,349,376	131,307,732
Non-controlling interest	0	(3,031,675)
Total equity	110,349,376	128,276,057
Total liabilities and equity	$ 123,974,476	$ 142,951,806